UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended: September 30 2004

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           North Point Portfolio Managers Corporation
Address:        5910 Landerbrook Drive
                Suite 160
                Mayfield Heights, OH  44124

13F file number:   28-06059

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:   Diane M. Stack
Title:  Vice President/Treasurer
Phone:  440-720-1105
Signature, Place and Date of Signing:

   Diane M. Stack Mayfield Heights Ohio  November 09 2004

Report Type (Check only one.);
[x]        13F HOLDING REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    45

Form 13F Information Table Value Total:    $163,319


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES            COM              002824100     4127 97420.00 SH       SOLE                 97420.00
ALCOA INC                      COM              013817101     4017 119575.00SH       SOLE                119575.00
AMERICAN INTL GROUP            COM              026874107     5494 80807.00 SH       SOLE                 80807.00
APACHE CORP                    COM              037411105     3681 73450.00 SH       SOLE                 73450.00
APPLIED MATERIALS INC.         COM              038222105     3122 189352.00SH       SOLE                189352.00
BB&T CORP.                     COM              054937107     4684 118025.00SH       SOLE                118025.00
BJ'S WHOLESALE CLUB INC.       COM              05548J106     4343 158860.00SH       SOLE                158860.00
BURLINGTON NO SANTA FE         COM              12189T104     3682 96105.00 SH       SOLE                 96105.00
CHEESECAKE FACTORY             COM              163072101     3750 86410.00 SH       SOLE                 86410.00
CINTAS CORP.                   COM              172908105     4106 97662.00 SH       SOLE                 97662.00
CISCO SYSTEMS                  COM              17275R102     3691 203944.00SH       SOLE                203944.00
DANAHER CORP                   COM              235851102     4520 88135.00 SH       SOLE                 88135.00
DOVER CORP.                    COM              260003108     4269 109816.00SH       SOLE                109816.00
EGL INC.                       COM              268484102     6251 206590.00SH       SOLE                206590.00
EXPEDITORS INTL                COM              302130109     6166 119265.00SH       SOLE                119265.00
EXXON MOBIL CORPORATION        COM              30231G102     5834 120702.00SH       SOLE                120702.00
GENERAL ELECTRIC               COM              369604103      611 18200.00 SH       SOLE                 18200.00
GOLDMAN SACHS GROUP INC        COM              38141G104     3892 41742.00 SH       SOLE                 41742.00
HARLEY-DAVIDSON, INC.          COM              412822108     4201 70675.00 SH       SOLE                 70675.00
HARMONIC INC.                  COM              413160102     2247 337905.00SH       SOLE                337905.00
HENRY (JACK) & ASSOC., INC.    COM              426281101     4518 240685.00SH       SOLE                240685.00
HEWLETT-PACKARD                COM              428236103     3123 166549.39SH       SOLE                166549.39
ILLINOIS TOOL WORKS            COM              452308109     5039 54085.00 SH       SOLE                 54085.00
INTEL                          COM              458140100     3126 155825.00SH       SOLE                155825.00
JOHNSON & JOHNSON              COM              478160104      290  5150.00 SH       SOLE                  5150.00
KEYCORP                        COM              493267108      518 16381.00 SH       SOLE                 16381.00
MICROSOFT                      COM              594918104     4154 150250.00SH       SOLE                150250.00
MOTOROLA                       COM              620076109     3174 175930.00SH       SOLE                175930.00
OMNICOM GROUP                  COM              681919106     3519 48165.00 SH       SOLE                 48165.00
PARKER HANNIFIN                COM              701094104      224  3800.00 SH       SOLE                  3800.00
PEPSICO                        COM              713448108     4797 98601.00 SH       SOLE                 98601.00
PFIZER                         COM              717081103     4606 150516.00SH       SOLE                150516.00
PROCTER & GAMBLE               COM              742718109     4753 87831.00 SH       SOLE                 87831.00
ROYAL DUTCH PETROLEUM          COM              780257804     4040 78295.00 SH       SOLE                 78295.00
SCHERING-PLOUGH                COM              806605101     3165 166045.00SH       SOLE                166045.00
SCHWAB (CHARLES) CORP          COM              808513105     2461 267750.00SH       SOLE                267750.00
SOVEREIGN BANCORP              COM              845905108     5650 258955.00SH       SOLE                258955.00
SUNGARD DATA SYSTEMS           COM              867363103     3641 153160.00SH       SOLE                153160.00
SYMBOL TECHNOLOGIES            COM              871508107     2638 208690.00SH       SOLE                208690.00
TELETECH HOLDINGS INC          COM              879939106     4170 441735.00SH       SOLE                441735.00
TELLABS, INC.                  COM              879664100     2260 245910.00SH       SOLE                245910.00
TIDEWATER INC.                 COM              886423102     3105 95397.00 SH       SOLE                 95397.00
WALGREEN                       COM              931422109      248  6911.00 SH       SOLE                  6911.00
WATSON PHARMACEUTICALS         COM              942683103     3160 107266.00SH       SOLE                107266.00
WELLS FARGO COMPANY            COM              949746101     4255 71351.00 SH       SOLE                 71351.00